Shareholder Report, Average Annual Return (Details) 194009_Kensington Defender Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	13.17%	7.98%
Morningstar Global 60/40 NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global 60/40 NR
Average Annual Return, Percent	16.34%	13.50%